Consolidated statements of profit or loss and other comprehensive income $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Statement [Line Items]
Revenue from contracts with customers	$ 1,168,774	$ 1,187,660	$ 665,310
Cost of sales:
Operating costs	(94,685)	(133,385)	(107,123)
Crude oil stock fluctuation	(2,058)	(500)	(905)
Depreciation, depletion and amortization	(276,430)	(234,862)	(191,313)
Royalties and others	(176,813)	(188,677)	(99,364)
Other non-cash costs related to the transfer of conventional assets	(27,539)	0	0
Gross profit	591,249	630,236	266,605
Selling expenses	(68,792)	(59,904)	(42,748)
General and administrative expenses	(70,483)	(63,826)	(45,858)
Exploration expenses	(16)	(736)	(561)
Other operating income	203,812	26,698	23,285
Other operating expenses	302	(3,321)	(4,214)
(Impairment) reversal of long- lived assets	(24,585)	0	14,044
Operating profit	631,487	529,147	210,553
Interest income	1,235	809	65
Interest expense	(21,879)	(28,886)	(50,660)
Other financial income (expense)	(65,484)	(67,556)	(7,194)
Financial income (expense), net	(86,128)	(95,633)	(57,789)
Profit before income tax	545,359	433,514	152,764
Current income tax (expense)	(16,393)	(92,089)	(62,419)
Deferred income tax (expense)	(132,011)	(71,890)	(39,695)
Income tax (expense)	(148,404)	(163,979)	(102,114)
Profit for the year, net	396,955	269,535	50,650
Other comprehensive income that shall not be reclassified to profit (loss) in subsequent periods
- Profit (loss) from actuarial remeasurement related to employee benefits	6,565	(4,181)	(4,513)
- Deferred income tax (expense) benefit	(2,298)	1,463	2,048
Other comprehensive income that shall not be reclassified to profit (loss) in subsequent years, net of taxes	4,267	(2,718)	(2,465)
Total comprehensive profit for the year	$ 401,222	$ 266,817	$ 48,185
Earnings per share
Basic (in US Dollars per share) | $ / shares	$ 4.237	$ 3.068	$ 0.574
Diluted (in US Dollars per share) | $ / shares	$ 4	$ 2.755	$ 0.543